CERTIFICATION OF
                     STRONG CONSERVATIVE EQUITY FUNDS, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                         STRONG ADVISOR U.S. VALUE FUND
                         STRONG AMERICAN UTILITIES FUND
                            STRONG BLUE CHIP 100 FUND
                               STRONG ENERGY FUND
                          STRONG GROWTH AND INCOME FUND


STRONG CONSERVATIVE EQUITY FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong American Utilities, Strong Blue Chip 100, Strong Energy, and Strong Growth and Income Funds' Prospectus for the Investor Class, the Strong Blue Chip 100 and Strong Growth and Income Funds' Prospectus for the Advisor Class, the Strong Growth and Income
     Fund's Prospectus for the Institutional Class, the Strong Advisor U.S. Value Fund's Prospectuses for the A, B, C, L, and Z Classes, as well as the Statements of Additional Information for all of the above-named funds, each dated March 1, 2001 filed by the Registrant pursuant to Post-Effective Amendment No. 23 (File No. 33-61358; 811-7656), which was filed with the Securities and Exchange Commission on February 26, 2001 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4.   The form of Strong Advisor U.S. Value,  Strong American  Utilities,  Strong
     Blue Chip 100, Strong Energy, and Strong Growth and Income Funds' Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.   The text of the Post-Effective Amendment has been filed electronically.

                                   STRONG CONSERVATIVE EQUITY FUNDS, INC.


                                   /s/ Susan A. Hollister
                                   By: Susan A. Hollister
                                   Title: Vice President and Assistant Secretary

Dated: March 5, 2001